Equity (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 28, 2023	Dec. 14, 2023	Feb. 14, 2023	Feb. 19, 2021	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024	Jul. 01, 2022
Class of Stock [Line Items]
Common stock, shares authorized		350,000,000			275,000,000	275,000,000		275,000,000	275,000,000
Common stock par value					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights						Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.		Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.
Common stock, shares outstanding					20,221,589	20,221,589		16,019,256	6,445,599
Preferred stock, shares authorized		75,000,000			75,000,000	75,000,000		75,000,000	75,000,000
Preferred stock, par value		$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding					0	0		0	0
General and administrative expense						$ 4,308,929	$ 3,170,063	$ 12,905,073	$ 9,275,251
Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Description of equity facility financing agreement						500,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of Class A common stock during the five trading days immediately prior to the date the Company requests each Advance;		500,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of Class A common stock during the five trading days immediately prior to the date the Company requests each Advance;
Percentage of lowest daily Volume Weighted Average Price		90.00%
Fair Value Of Standby Equity Purchase Agreement		$ 0			$ 0	$ 0		$ 0
Stock issued during period value acquisitions		$ 500,000
Maximum floor price		$ 2.00								$ 2.00
Floor price adjustment		The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement.
Maximum percentage of closing price on trading day		75.00%
Maximum conversion price		$ 2.00
General and administrative expense		$ 3,823,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		250,000,000			250,000,000	250,000,000		250,000,000	250,000,000
Common stock par value		$ 0.0001
Stock issued during period shares acquisitions						17,910,455		13,708,122
Common stock, shares outstanding					17,910,455	17,910,455		13,708,122	2,560,926
Common Class A [Member] | Banzai International Inc [Member]
Class of Stock [Line Items]
Common stock, shares outstanding		1,432,443
Conversion of stock shares converted		2,328,823
Common Class A [Member] | Demio [Member] | Shareholders And Founders [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Shares issued to GEM, shares				745,800
Common Class A [Member] | High Attendance [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Common stock par value											$ 0.0001
Common Class A [Member] | High Attendance [Member] | Shareholders And Founders [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Shares issued to GEM, shares				81,908
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock par value		$ 0.0001	$ 0.0001
Stock issued during period shares acquisitions		300,000
Total consideration payable in shares of class A common stock		$ 100,000,000	$ 100,000,000
Description of equity facility financing agreement		9.99%	9.99%
Percentage of average daily Volume Weighted Average Price		95.00%	95.00%
Percentage of lowest daily Volume Weighted Average Price		96.00%	96.00%
Percentage of voting power		9.99%	9.99%
Percentage of outstanding shares		19.99%	19.99%
Shares Issued as Payment of Deferred Fee					710,025
Common stock price per share		$ 10.00
Maximum conversion price		$ 2.00
Conversion of stock shares converted						1,445,524
Cash structuring fee		$ 35,000
Stock issued during period value acquisitions		$ 3,288,000
Common Class A [Member] | Cantor Fee Agreement [Member]
Class of Stock [Line Items]
Stock issued during period shares acquisitions	1,113,927
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		25,000,000			25,000,000	25,000,000		25,000,000	25,000,000
Stock issued during period shares acquisitions						2,311,134		2,311,134
Common stock, shares outstanding					2,311,134	2,311,134		2,311,134	3,884,673
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock par value		$ 0.0001	$ 0.0001
Percentage of outstanding shares		19.99%	19.99%
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares acquisitions						20,221,589		16,019,256
Common stock, shares outstanding					20,221,589	20,221,589		16,019,256
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized					275,000,000	275,000,000		275,000,000